Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and other benefits	$ 24	$ 45
Share-based payments	17	20
Total compensation	$ 41	$ 65